PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	June 30,	December 31,
Classification	2012	2011

Plant, machinery and equipment	$ 3,724,990	$ 6,294,458
Office equipment	152,329	357,717
Furniture and fixtures	242,090	449,147
Vehicles	19,468	25,604
Leasehold improvements	826,579	1,012,823
	4,965,456	8,139,749
Less: accumulated depreciation	(3,882,926)	(6,867,760)

Total	$ 1,082,530	$ 1,271,989

Schedule of depreciation expense

	For the three month periods ended
	June 30,	June 30,
Depreciation Expense	2012	2011

Cost of sales	$ 103,432	$ 87,353
Operating expenses	38,935	94,156
Research and development	-	29,028

Total	$ 142,367	$210,537

	For the six month periods ended
	June 30,	June 30,
Depreciation Expense	2012	2011

Cost of sales	$ 179,687	$ 163,544
Operating expenses	115,117	198,360
Research and development	-	58,191

Total	$ 294,804	$ 420,095

Schedule of impairment losses

For the three month period ended
Asset grouping	June 30, 2012	June 30, 2011
Plant and machinery	$ -	$ 180,993
Leasehold improvements	-	93,328
Furniture & fixtures (Abandonment)	-	-
Office equipment (Held for sale)	-	36,983
Computer hardware (Held for sale)	-	-
Computer software (Held for sale)	-	-
Total impairment loss recognized	-	311,304

Gain on disposal of plant and equipment	-	-
Total impairment loss recognized	$ -	$ 311,304

	For the six month period ended
Asset grouping	June 30, 2012	June 30, 2011
Plant and machinery	$ -	$ 180,993
Leasehold improvements	-	93,328
Furniture & fixtures (Abandonment)	1,800	-
Office equipment (Held for sale)	2,132	36,983
Computer hardware (Held for sale)	18,474	-
Computer software (Held for sale)	20,267	-
Total impairment loss recognized	42,674	311,304

Gain on disposal of plant and equipment	(13,729)	-
Total impairment loss recognized	$ 28,945	$ 311,304